Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Of Financial Instruments [Abstract]
Assets and Liabilities Measured at Fair Value
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2024 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	91,797,177	91,797,177	82,335,871	9,461,306	—
- Derivatives	9,863,462	9,863,462	861,433	9,002,029	—
- Equity instruments	8,904,312	8,904,312	8,904,312	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	2,461,681,262	2,461,681,262	2,388,045,118	70,848,550	2,787,594
- Equity instruments	4,502,573	4,502,573	—	770,488	3,732,085
Total	2,576,748,786	2,576,748,786	2,480,146,734	90,082,373	6,519,679

Financial liabilities at fair value through profit or loss

Derivatives	3,858,635	3,858,635	—	3,858,635	—
Total	3,858,635	3,858,635	—	3,858,635	—
The fair value hierarchy of assets and liabilities measured at fair value as of December 31, 2023 is detailed below:

	Book value	Total fair value	Level 1 Fair value	Level 2 Fair value	Level 3 Fair value
Financial assets at fair value through profit or loss

- Debt securities	492,324,281	492,324,281	487,641,727	3,596,552	1,086,002
- Derivatives	21,780,413	21,780,413	—	21,780,413	—
- Equity instruments	8,640,277	8,640,277	8,640,277	—	—
Financial assets at fair value through other comprehensive income
- Debt securities	1,833,311,004	1,833,311,004	1,427,176,770	395,919,469	10,214,765
- Equity instruments	4,322,577	4,322,577	—	941,205	3,381,372
Total	2,360,378,552	2,360,378,552	1,923,458,774	422,237,639	14,682,139

Financial liabilities at fair value through profit or loss
Trading liabilities	22,495,621	22,495,621	22,484,421	11,200	—
Derivatives	4,671,486	4,671,486	—	4,671,486	—
Total	27,167,107	27,167,107	22,484,421	4,682,686	—

Transfers Between Hierarchy Levels From Level 2 to Level 1
The following instruments measured at fair value were transferred from Level 2 to Level 1 of the fair value hierarchy as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Treasury Bonds adjusted by 1.55% CER in pesos maturing 07-26-2024	—	111,892,095
Treasury Bonds adjusted by 2.00% CER in pesos maturing 11-09-2026	—	74,004

Sensitivity Analysis of Securities, Sell Options, and Put-Underlying
The tables below show a sensitivity analysis for each of the above-mentioned securities:

Latest market price scenarios	Changes in final price
	ON REF2B	ON BSCPO	ON WNCMO	ON WNCLO
+ 2%	4.083%	1.930%	1.937%	1.931%
+ 5%	10.208%	4.824%	4.842%	4.828%
+ 10%	20.417%	9.649%	9.685%	9.655%

UVA	Changes in final price
Scenarios	ON REF2B
+ 5%	5.000%
+ 10%	10.000%
+ 15%	15.000%

Badlar Privated rate	Changes in final price
	ON BSCPO	ON WNCMO	ON WNCLO
5%	-0.0335%	-0.0284%	-0.0389%
10%	-0.0670%	-0.0567%	-0.0778%
15%	-0.1005%	-0.0851%	-0.1168%

Reconciliation of Level 3 Assets and Liabilities
The following table shows a reconciliation between opening balances and final balances of Level 3 fair values as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Balance at the beginning of the fiscal year	14,682,139	4,409,846
Private securities - Corporate bonds	(1,903,183)	8,798,656
Debt securities at fair value through profit or loss - Private securities - Corporate bonds	(498,709)	1,086,002
Equity instruments	2,179,307	3,381,372
Net monetary inflation adjustment	(7,939,875)	(2,993,737)
Balance at year-end	6,519,679	14,682,139

Assets and Liabilities Not Measured At Fair Value
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2024 is detailed below:

	Book value		Total fair value	Level 2 Fair value	Level 3 Fair value
Financial assets

Cash and cash equivalents	2,823,405,750		(a)	—	—
Other financial assets	590,310,435		(a)	—	—
Debt securities	152,528,570		160,612,323	160,612,323	—
Loans and advances	7,538,571,532		7,918,435,940	69,468,034	7,848,967,906

Financial liabilities

Deposits	9,929,679,125	(b)	3,272,641,896	—	3,272,641,896
Other financial liabilities	1,195,339,210		(a)	—	—
Bank loans	200,930,558		198,965,317	198,965,317	—
Debt securities issued	115,898,590		117,281,355	117,281,355	—
The fair value hierarchy of assets and liabilities not measured at fair value as of December 31, 2023 is detailed below:

	Book value		Total fair value	Level 2 Fair value	Level 3 Fair value
Financial assets
Cash and cash equivalents	2,488,330,006		(a)	—	—
Other financial assets	372,837,937		(a)	—	—
Debt securities	182,535,735		211,594,214	211,594,214	—
Loans and advances	4,301,897,429	(c)	4,079,647,373	—	4,079,647,373
Reverse repurchase agreements	2,615,655,397		(a)	—	—
Financial liabilities

Deposits	7,925,054,235	(b)	1,833,397,449	—	1,833,397,449
Other financial liabilities	976,139,925		(a)	—	—
Bank loans	61,387,247		60,148,259	60,148,259	—
Debt securities issued	27,910,020		28,404,015	28,404,015	—
a)The Group does not report the fair value as the accounting values are a reasonable approximation of the fair values.
b)The balance of the Deposits item is made up of Time Deposits, with fair value Hierarchy Level 3 and the rest of the deposits, for which the fair value is not reported as it is considered similar to its accounting balance.